Reinsurance (Effects of Affiliated Reinsurance on Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Premiums, reinsurance and other receivables	$ 23,722	$ 23,439
Deferred policy acquisition costs and value of business acquired	6,043	5,975	$ 6,416
Total assets	29,765	29,414
Liabilities:
Future policy benefits	118,914	117,402
Policyholder account balances	94,420	95,902	$ 92,498
Other policy-related balances	7,201	5,840
Other Liabilities	32,755	33,447
Total liabilities	253,290	252,591
Assumed Reinsurance [Member]
Assets
Premiums, reinsurance and other receivables	667	649
Deferred policy acquisition costs and value of business acquired	458	391
Total assets	1,125	1,040
Liabilities:
Future policy benefits	2,530	2,259
Policyholder account balances	340	301
Other policy-related balances	392	455
Other Liabilities	6,843	7,020
Total liabilities	10,105	10,035
Assumed Reinsurance [Member] | Affiliated Entity
Assets
Premiums, reinsurance and other receivables	280	257
Deferred policy acquisition costs and value of business acquired	439	370
Total assets	719	627
Liabilities:
Future policy benefits	1,436	1,146
Policyholder account balances	326	288
Other policy-related balances	187	264
Other Liabilities	6,463	6,610
Total liabilities	8,412	8,308
Ceded Reinsurance [Member]
Assets
Premiums, reinsurance and other receivables	21,098	21,079
Deferred policy acquisition costs and value of business acquired	(388)	(418)
Total assets	20,710	20,661
Liabilities:
Future policy benefits	(5)	0
Policyholder account balances	0	0
Other policy-related balances	43	32
Other Liabilities	15,528	16,077
Total liabilities	15,566	16,109
Ceded Reinsurance [Member] | Affiliated Entity
Assets
Premiums, reinsurance and other receivables	15,466	15,453
Deferred policy acquisition costs and value of business acquired	(193)	(231)
Total assets	15,273	15,222
Liabilities:
Future policy benefits	(5)	0
Policyholder account balances	0	0
Other policy-related balances	43	32
Other Liabilities	13,000	13,545
Total liabilities	$ 13,038	$ 13,577